Asset Retirement Obligation (Reconciliation of The Beginning And Ending Aggregate Carrying Amounts Of The Asset Retirement Obligation) (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2007
Asset Retirement Obligation Disclosure [Line Items]
Undiscounted and not adjusted for inflation	$ 41,000